Schedule of intangible assets and goodwill (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Carrying amount	$ 3,720,272	$ 2,235,179
Fair value of consideration transferred	453,446
Intangible assets (capitalized development costs)	453,446
Net identifiable assets	453,446
Goodwill on acquisition
Jimmy kelley digital [member]
IfrsStatementLineItems [Line Items]
Amount settled in cash	521,393
Amount settled in equity	428,726
Fair value of consideration transferred	950,119
Intangible assets (capitalized development costs)	950,119
Net identifiable assets	950,119
Goodwill on acquisition
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Carrying amount	2,780,538	945,820
Opening balance	945,820
Additions	2,482,843	1,261,094
Disposals
Amortisation expense	(648,125)	(315,274)
Carrying amount for trademarks	2,780,538	945,820
Database [member]
IfrsStatementLineItems [Line Items]
Carrying amount	895,057	1,238,787
Opening balance	1,238,787	1,340,179
Additions	211,026	351,737
Disposals	(54,285)
Amortisation expense	(500,471)	(453,129)
Carrying amount for trademarks	895,057	1,238,787
Trademark [member]
IfrsStatementLineItems [Line Items]
Carrying amount	29,314	31,979
Opening balance	18,593	22,458
Additions		2,360
Disposals
Amortisation expense	(3,230)	(6,225)
Carrying amount for trademarks	15,363	18,593
Patent [member]
IfrsStatementLineItems [Line Items]
Carrying amount	15,363	18,593
Opening balance	31,979	34,760
Additions
Disposals
Amortisation expense	(2,665)	(2,781)
Carrying amount for trademarks	$ 29,314	$ 31,979